Derivative Financial Instruments	12 Months Ended
Dec. 31, 2019
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Derivative Financial Instruments
27.  Derivative Financial Instruments

The fair values of derivative financial instruments are analysed by year of maturity and by accounting designation as follows:

	Fair value hedges € m	Cash flow hedges € m	Net investment hedges € m	Not designated as hedges € m	Total € m
At 31 December 2019

Derivative assets

Within one year - current assets	-	3	2	1	6

Between one and two years	-	1	-	-	1

Between three and four years	23	-	-	-	23

After five years	52	-	-	-	52
Non-current assets	75	1	-	-	76

Total derivative assets	75	4	2	1	82

Derivative liabilities

Within one year - current liabilities	-	(8)	(4)	(4)	(16)

Between one and two years - non-current liabilities	-	(1)	-	-	(1)

Total derivative liabilities	-	(9)	(4)	(4)	(17)

Net asset/(liability) arising on derivative financial instruments	75	(5)	(2)	(3)	65

The equivalent disclosure for the prior year is as follows:

At 31 December 2018

Derivative assets

Within one year - current assets	-	3	10	2	15

Between one and two years	-	2	-	-	2

Between two and three years	-	1	-	-	1

Between four and five years	24	-	-	-	24

After five years	3	-	-	-	3
Non-current assets	27	3	-	-	30

Total derivative assets	27	6	10	2	45

Derivative liabilities

Within one year - current liabilities	-	(32)	(2)	(7)	(41)

Between one and two years	-	(2)	-	-	(2)

After five years	(16)	-	-	-	(16)
Non-current liabilities	(16)	(2)	-	-	(18)

Total derivative liabilities	(16)	(34)	(2)	(7)	(59)

Net asset/(liability) arising on derivative financial instruments	11	(28)	8	(5)	(14)

At 31 December 2019 and 2018, the Group had no master netting or similar arrangements, collateral posting requirements, or enforceable right of set-off
agreements with any of its derivative counterparts.

Fair value hedges consist of interest rate swaps. These instruments hedge risks arising from changes in asset/liability fair values due to interest rate movements.

Cash flow hedges consist of forward foreign exchange and commodity contracts and currency swaps. These instruments hedge risks arising to future cash flows from movements in foreign exchange rates and commodity prices. Cash flow hedges are expected to affect profit and loss over the period to maturity.

Net investment hedges comprise cross-currency swaps and hedge changes in the value of net investments due to currency movements.

The profit/(loss) arising on fair value, cash flow, net investment hedges and related hedged items reflected in the Consolidated Income Statement is shown below:

	2019 € m	2018 € m	2017 € m
Fair value of hedge instruments	64	(12)	(16)

Fair value of the hedged items	(64)	11	18

Components of other comprehensive income - cash flow hedges

Gains/(losses) arising during the year:

- commodity forward contracts	27	(38)	9

- currency forward contracts	(3)	(2)	(1)
Total	24	(40)	8

Fair v a lue hierarchy	2019 Level 2 € m	2018 Level 2 € m
Assets measured at fair value

Fair value hedges - interest rate swaps	75	27

Cash flow hedges - cross-currency and commodity forwards	4	6

Net investment hedges - cross-currency swaps	2	10

Not designated as hedges (held for trading) - cross-currency swaps and forward foreign exchange contracts	1	2
Total	82	45

Liabilities measured at fair value

Fair value hedges - interest rate swaps	-	(16)

Cash flow hedges - cross-currency and commodity forwards	(9)	(34)

Net investment hedges - cross-currency swaps	(4)	(2)

Not designated as hedges (held for trading) - cross-currency swaps and forward foreign exchange contracts	(4)	(7)
Total	(17)	(59)
At 31 December 2019 and 2018 there were no derivatives valued using Level 1 or Level 3 fair value techniques.